Note 12 - Loss Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net loss attributable to shareholders of Santech Holdings Ltd. from continuing operations	$ (5,790)	$ (765)	$ (3,161)
Net loss attributable to shareholders of Santech Holdings Ltd. from discontinued operations	421	22	(308)
Net loss attributable to shareholders of Santech Holdings Ltd. from continuing and discontinued operations	$ (5,369)	$ (743)	$ (3,469)
Weighted average number outstanding - basic (in shares)	88,131,148	56,000,000	56,000,000
Dilutive effect of outstanding share options (in shares)	0	0	0
Weighted average number outstanding - diluted (in shares)	88,131,148	56,000,000	56,000,000
From continuing operations - Basic loss per share (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.06)
From continuing operations - Diluted loss per share (in dollars per share)	(0.07)	(0.01)	(0.06)
From discontinued operations - Basic loss per share (in dollars per share)	0	0	(0.01)
From discontinued operations - Diluted loss per share (in dollars per share)	0	0	(0.01)
Basic loss per share (in dollars per share)	(0.06)	(0.01)	(0.06)
Diluted loss per share (in dollars per share)	$ (0.06)	$ (0.01)	$ (0.06)
Ordinary Shares [Member]
Weighted average number outstanding - basic (in shares)	88,131,148	56,000,000	56,000,000
Weighted average number outstanding - diluted (in shares)	88,131,148	56,000,000	56,000,000
From continuing operations - Basic loss per share (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.06)
From continuing operations - Diluted loss per share (in dollars per share)	(0.07)	(0.01)	(0.06)
ADR [Member]
From discontinued operations - Basic loss per share (in dollars per share)	0	0	(0.01)
From discontinued operations - Diluted loss per share (in dollars per share)	$ 0	$ 0	$ (0.01)